Commitments - Schedule of Commitments (Detail) - USD ($) $ in Millions	Dec. 31, 2024	Dec. 31, 2023
Disclosure Of Lease Contracts [Line Items]
Capital expenditure	$ 360.9	$ 161.6
Salares Norte
Disclosure Of Lease Contracts [Line Items]
Capital expenditure	117.1	115.2
St Ives renewable project
Disclosure Of Lease Contracts [Line Items]
Capital expenditure	$ 129.3	$ 0.0